ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations – December 31, 2023		$ 254,554	$ 248,651	$ 248,651	$ 246,866	$ 21,937	$ 246,866	$ 21,937
Accretion expense	$ 1,092	5,285	5,903	11,188	11,936		1,785	1,092
Estimated liabilities recorded								223,837
Asset retirement obligations – June 30, 2024	$ 246,866	233,169	$ 254,554	$ 233,169	$ 258,802		$ 248,651	$ 246,866
Settlement of ARO obligation		$ (26,670)